Warrants (Detail) (USD $)	1 Months Ended	3 Months Ended					12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended		3 Months Ended
	Feb. 28, 2013	Mar. 31, 2013	Feb. 25, 2013	Dec. 31, 2012	Apr. 08, 2011	Apr. 04, 2011	Dec. 31, 2012 Class A Warrants [Member]	Dec. 31, 2011 Class A Warrants [Member]	Mar. 31, 2013 Class A Warrants [Member]	Dec. 31, 2012 Class E Warrants [Member]	Dec. 31, 2011 Class E Warrants [Member]	Mar. 31, 2013 Class E Warrants [Member]	Dec. 31, 2012 Class B Warrants [Member]	Dec. 31, 2011 Class B Warrants [Member]	Mar. 31, 2013 Class B Warrants [Member]	Dec. 31, 2012 Class D Warrants [Member]	Dec. 31, 2011 Class D Warrants [Member]	Mar. 31, 2013 Class F Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	0.35	0.35			4.00	4.00	4.00		4.00	4.00		4.00	8.00		8.00	2.00		0.35
(in Shares)	1,000,000	2,000,000					0	0		0	3,576,737		0	0		0	1,950,167	2,000,000
Warrants, Vested During Period (in Shares)			300,000	1,700,000
Warrants Vesting Contingent Upon Capital Raise Completion (in Dollars)			$ 1,700,000
Capital Raise Threshold for Vesting of Warrants (in Dollars)	$ 4,000,000		$ 5,000,000	$ 5,000,000